Long Term Investments (Details) ¥ in Thousands, $ in Thousands				6 Months Ended			12 Months Ended
	Mar. 14, 2024 CNY (¥)	Sep. 06, 2023 USD ($)	Jul. 19, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 18, 2025 CNY (¥)	Apr. 21, 2025 CNY (¥)	Mar. 12, 2024 CNY (¥)	Sep. 06, 2023 CNY (¥)	Sep. 06, 2023 USD ($)	Jul. 03, 2023 CNY (¥)	Jan. 17, 2023 CNY (¥)	Dec. 19, 2022 CNY (¥)	Dec. 09, 2022 CNY (¥)	Dec. 23, 2021 CNY (¥)	Oct. 09, 2021 CNY (¥)	May 27, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long Term Investments [Line Items]
Principal refund				¥ 888
Shares of loss				(971)	$ (136)		¥ (5,742)
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																				¥ 5,000
Equity interest, ownership percentage																				1.70%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																			¥ 10,000
Equity interest, ownership percentage																			4.44%
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																¥ 5,000
Equity interest, ownership percentage																1.12%
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest															¥ 25,000
Equity interest, ownership percentage													19.2308%		7.6923%
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage										6.00%			11.5385%
Investment amount under agreement										¥ 13,500			¥ 37,500					¥ 150,000
Payments for purchase of equity interest	¥ 13,500		¥ 37,500
Shares of loss				747	105	¥ 742
Hainan Jiuhe Huiyuan No.1 Fund Partnership [Member]
Long Term Investments [Line Items]
Investment for equity interest									¥ 5,000					¥ 3,500
Equity interest, ownership percentage																		3.26%
Investment amount under agreement																		¥ 8,500
Shenzhen Leyishang E-commerce Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																	¥ 2,000
Equity interest, ownership percentage								2.25%									10.00%
Investment amount under agreement								¥ 1,000
Shenzhen Leyishang [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage								12.25%
DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage											30.00%	30.00%
Investment amount under agreement											¥ 21,384	$ 3,000
Shares of loss				¥ 224	$ 31	¥ 2,814
Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $		$ 1,000
One Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $		$ 2,000